Schedule of Convertible Note Payables (Details) (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
August 3, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	$ 5,000,000	$ 5,000,000
August 3, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	1,000,000	1,000,000
August 22, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	500,000	500,000
September 22, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	250,000	250,000
September 25, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	600,000	600,000
September 25, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	600,000	600,000
September 29, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	50,000	50,000
September 29, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	500,000	500,000
October 10, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	500,000	500,000
October 13, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	750,000	750,000
October 13, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	50,000	50,000
October 14, 2022 [Member]
Short-Term Debt [Line Items]
Debt face amount	50,000	$ 50,000
January 4, 2023 [Member]
Short-Term Debt [Line Items]
Debt face amount	$ 500,000